Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables	$ 4,560	$ 6,126
Value added taxes receivable	636	1,465
Other receivables	73	121
Trade and other receivables	$ 5,269	$ 7,712